Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Description of foreign currency translation and transaction	Translation adjustments were included in accumulated other comprehensive income (loss). The balance sheet amounts, with the exception of shareholders' equity at December 31, 2018 and 2017 were translated at 6.8776 RMB and 6.5067 RMB to $1.00, respectively. The shareholder's equity accounts were stated at their historical rate. The average translation rates applied to the consolidated statements of operatons for the years ended December 31, 2018, 2017 and 2016 were 6.6163 RMB, 6.7563 RMB and 6.6404 RMB to $1.00, respectively. Cash flows were also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.
Net loss	$ (3,425,981)	$ (942,368)	$ 160,905
Restricted Cash	600,000
Negative cash flows from operating activities	(5,050,076)	(1,908,739)	(1,092,322)
Incentive expenses	2,191,498	1,497,279	503,238
Servicing expenses	134,374	205,604	105,386
Impairment of long-lived assets
Advertising costs	$ 431,734	460,351	373,510
Percentage of income tax benefit	50.00%
Non-controlling interest, description	Non-controlling interest mainly consists of an aggregate of 6.8% (amended from 10.8% on December 4, 2017 as a result of a former Shareholder of Shanghai Dianniu transferred its 4.0625% equity interest to a Shanghai Dianniu Participating Shareholder) of the equity interests of Shanghai Dianniu held by two entities.
Employee benefits expenses	$ 325,086	$ 260,451	$ 159,352
Sales taxes, description	Value-added tax ("VAT") at a rate of 6% starting in April 2017 (3% prior to March 2017) of the gross proceed or at a rate approved by the Chinese local government Transaction fee and management fee that are earned and received in the PRC are also subject to various miscellaneous sales taxes at a rate of 10% of the VAT.